Related Party Transactions and Balances - Schedule of Key Management Personnel (Details) - Related Party [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions and Balances - Schedule of Key Management Personnel (Details) [Line Items]
Consulting fees charged by directors of the Company	$ 8,900	$ 10,000	$ 10,000
Exploration consulting fees charged by directors	3,200	16,000	15,100
Salaries, fees and benefits	280,050	234,800	200,000
Share-based payments	$ 114,900	$ 1,455,180	$ 600,000